Overview (Tables)	12 Months Ended
Dec. 31, 2025
Overview
Schedule of components of fleet

Vessel Name	Type	Dwt	IMO(1)	Built	Country	Specification
Ardmore Purpose*	Product/Chemical	50,192	2/3	Sep-2020	S. Korea	Eco-Design
Ardmore Gibraltar	Product/Chemical	49,999	2/3	Apr-2017	S. Korea	Eco-Design
Ardmore Pursuit*	Product/Chemical	49,709	2/3	Feb-2017	S. Korea	Eco-Design
Ardmore Persistence*	Product/Chemical	49,688	2/3	Jan-2017	S. Korea	Eco-Design
Ardmore Seahawk	Product/Chemical	49,999	2/3	Nov-2015	S. Korea	Eco-Design
Ardmore Seawolf	Product/Chemical	49,999	2/3	Aug-2015	S. Korea	Eco-Design
Ardmore Seafox	Product/Chemical	49,999	2/3	Jun-2015	S. Korea	Eco-Design
Ardmore Sealion	Product/Chemical	49,999	2/3	May-2015	S. Korea	Eco-Design
Ardmore Engineer	Product/Chemical	49,420	2/3	Mar-2014	S. Korea	Eco-Design
Ardmore Seavanguard	Product/Chemical	49,998	2/3	Feb-2014	S. Korea	Eco-Design
Ardmore Exporter	Product/Chemical	49,466	2/3	Feb-2014	S. Korea	Eco-Design
Ardmore Seavantage	Product/Chemical	49,997	2/3	Jan-2014	S. Korea	Eco-Design
Ardmore Encounter	Product/Chemical	49,478	2/3	Jan-2014	S. Korea	Eco-Design
Ardmore Explorer	Product/Chemical	49,494	2/3	Jan-2014	S. Korea	Eco-Design
Ardmore Endurance	Product/Chemical	49,466	2/3	Dec-2013	S. Korea	Eco-Design
Ardmore Enterprise	Product/Chemical	49,453	2/3	Sep-2013	S. Korea	Eco-Design
Ardmore Endeavour	Product/Chemical	49,997	2/3	Jul-2013	S. Korea	Eco-Design
Ardmore Seaventure	Product/Chemical	49,998	2/3	Jun-2013	S. Korea	Eco-Design
Ardmore Seavaliant	Product/Chemical	49,998	2/3	Feb-2013	S. Korea	Eco-Design
T Matterhorn**	Product/Chemical	47,981	-	Dec-2010	Japan	Eco-Mod
Ardmore Defender	Product/Chemical	37,791	2	Feb-2015	S. Korea	Eco-Design
Ardmore Dauntless	Product/Chemical	37,764	2	Feb-2015	S. Korea	Eco-Design
Ardmore Chippewa	Product/Chemical	25,217	2	Nov-2015	Japan	Eco-Design
Ardmore Chinook	Product/Chemical	25,217	2	Jul-2015	Japan	Eco-Design
Ardmore Cheyenne	Product/Chemical	25,217	2	Mar-2015	Japan	Eco-Design
Ardmore Cherokee	Product/Chemical	25,215	2	Jan-2015	Japan	Eco-Design
Total	26	1,170,751

(1) International Maritime Organization (“IMO”) cargo classification.

*Acquired during 2025

**Time chartered-in vessel